BUILDERS FIXED INCOME FUND, INC.


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS


                                  June 30, 2002






This report is provided for the general information of the shareholders of the Builders Fixed Income Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


Dear Shareholder,

As the Chairman of the Builders Fixed Income Fund, Inc., I would like to express my sincere appreciation for your participation in the Fund. It is a privilege to serve the needs of our investors by providing fixed income investment management services. The Fund is designed to provide institutional investors with the opportunity to invest in an investment-grade fixed income portfolio, while also promoting employment in the housing construction trade and related industries through the ProLoan program. The Fund's ProLoan program provides home mortgages to the buyers of newly constructed homes and, thus, promotes employment opportunities for organized building trade members. We actively participate in coordinating the organization and securitization of home mortgages resulting in the hands-on approach needed to have an impact in our targeted mortgage markets. We are pleased to provide you with the Fund's semi-annual report to shareholders for the six-months ending June 30, 2002.

The Fund has been delivering quality core fixed income management to its investors since its inception in October 1997. During the first half of 2002, the Fund's subadviser, Principal Capital Income Investors, LLC, has worked to improve the performance of the Fund. Principal has a staff of 70 individuals experienced in all aspects of the fixed income market. Principal's skill in selecting mortgage-backed securities and providing fixed income money management services provides the resources needed to effectively manage the assets of the Fund. The Fund's performance for the first six months of 2002 was 3.69% before fees and expenses and 3.39% after fees and expenses. Principal has advised us that it will continue to maximize the Fund's investment opportunities in the fixed income markets. In the letter that follows, Marty Schafer, a portfolio manager for the Fund, comments in further detail on the factors that materially affected the Fund's performance during the past six months, including relevant market conditions and the investment strategies and techniques used by Principal.

The Fund experienced an increase in net assets from $229,862,956 on December 31, 2001 to $231,215,169 on June 30, 2002. We have spent our time developing new relationships with several investors. We have benefited from these relationships with a new investment in the Fund in July 2002. The marketing department continues promoting the Fund to building trades members across the country.

The Fund's ProLoan Program coordinates the origination and securitization of home mortgages in various cities in the Midwest. Approximately 141 ProLoan applications for home mortgages in the principal amount of $21,533,299 were generated during the first six months of 2002. The ProLoan program has continued success in Missouri, Illinois, Wisconsin and Kentucky.

We look forward to continued success by providing solid returns for our investors, generating jobs and stimulating the economies in which we invest. As always I am available to discuss any aspect of the Fund with any investor, so please do not hesitate to call or write.

Sincerely,


John W. Stewart
Chairman and President
Builders Fixed Income Fund, Inc.


Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's one-year and average annual total return since inception (October 31, 1997) through June 30, 2002 were 7.39% and 5.69%, respectively.



Dear Shareholder:

The U.S. economy gave investors plenty of hard lessons during the first half of 2002 as it continued taking one step up and two steps down. While the economy showed strong signs of a recovery during first quarter, driven by robust consumer spending, growth slowed during second quarter as both Main Street and Wall Street lost confidence in corporate America. Management credibility came under fire following the announcement of numerous accounting frauds and formal Securities and Exchange Commission (SEC) investigations. Equity markets slumped and corporate bond markets were volatile due to continued ratings downgrades by several large corporate bond issuers.

The Builders Fixed Income Fund slightly outperformed the Lehman Aggregate Index for second quarter, returning 3.75% (after deducting fees and expenses) vs.
3.69% for the Index. Year-to-date, the Fund trails the Index with a return of 3.39% vs. 3.79%.

WorldCom's accounting fraud dominated headlines during the second quarter. However, the Fund's WorldCom holdings did not have a significant impact on performance. Total exposure in the Fund was 0.08% (eight hundredths of one percent) of total market value. On June 19 (prior to WorldCom's announcement that it had improperly accounted for nearly $4 billion of expenses), we sold the Fund's entire position. As a result of this modest exposure, the Fund lost 0.05% of performance compared to the Index, which lost 0.15%.

During the first quarter, fixed income total returns were near zero or negative and bond prices of all maturities declined. In this environment, duration (a measure of bond price sensitivity to changes in interest rates) was a key to outperformance since rising interest rates punished fixed income securities with maturities greater than five years. Security selection was also crucial since the largest bond issuers posted some of the quarter's most volatile performance. Sector allocation was not as central to performance during the first quarter.

Fixed income total returns turned positive during second quarter. Even so, the market did not reward portfolios that took large amounts of risk. Our focus on high quality investments during second quarter limited the Fund's exposure to the riskiest sectors, high yield and emerging markets, which generated negative returns. Most other bond sectors posted positive returns. We added value through security selection and broad diversification of the Fund's corporate bond holdings, which provided some protection from the overall volatility and underperformance of the sector.

We continue to maintain a diversified portfolio of agencies, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and corporate bonds. Duration is held around the Index, but will become shorter as the economy improves.

Our fixed income teams' portfolio management strategies share a consistent focus on long-term fundamental value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of our process, we do not make aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates. Value is added primarily through individual security selection and sector allocation.

Our investment style reflects a deep-rooted commitment to research. Our experienced staff of credit analysts and industry specialists provides in-depth coverage of over 500 corporate debt issuers. We also draw from internal valuation tools for securities with variable cash flow characteristics, imbedded options and amortization features. The process also incorporates the analysis of economic trends and credit market conditions in over 50 countries worldwide.

We  place  primary  emphasis  on  investing   exclusively  in  investment  grade
securities offering superior risk-adjusted yield premiums. Within the Fund's portfolio, we attempt to carefully diversify risk at the security, industry/sector and portfolio levels. To accomplish this goal, we typically limit the Fund's exposure to a single corporate issuer to no more than 5% of the portfolio, and we take particular care to limit the contribution to duration associated with lower rated credits.

We appreciate the opportunity to serve as subadviser to the Fund and we look forward to a long association with the Fund and its investors.

Sincerely,


Martin J. Schafer
Portfolio Manager



BUILDERS FIXED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited)
-------------------------------------------------------------------------------
  Principal
    Amount                                                          Value
---------------                                                ----------------

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY: 15.7%

Federal Home Loan Mortgage Corp.: 6.4%
   $ 1,000,000    6.200%, 04/15/03                                 $ 1,031,848
       500,000    3.500%, 09/15/03                                     507,355
     4,000,000    5.250%, 02/15/04                                   4,164,272
     4,000,000    6.875%, 01/15/05 *                                 4,339,764
     1,900,000    7.000%, 07/15/05                                   2,082,024
       300,000    5.250%, 01/15/06                                     313,045
     2,050,000    6.625%, 09/15/09                                   2,251,812
                                                               ----------------
                                                                    14,690,120
                                                               ----------------

Federal National Mortgage Association: 4.4%
     3,000,000    5.625%, 05/14/04                                   3,143,973
     2,200,000    5.500%, 02/15/06                                   2,311,643
     1,850,000    5.250%, 06/15/06                                   1,927,064
       575,000    6.125%, 03/15/12                                     609,599
     1,900,000    7.250%, 05/15/30 *                                 2,170,518
                                                               ----------------
                                                                    10,162,797
                                                               ----------------

U.S. Treasury Notes/Bonds: 1.4%
       100,000    6.500%, 02/15/10                                     111,819
     3,085,000    4.875%, 02/15/12                                   3,097,534
                                                               ----------------
                                                                     3,209,353
                                                               ----------------

U.S. Treasury Strips: 3.5%
     5,000,000    9.875%, 11/15/15 *                                 2,355,095
     4,600,000    9.000%, 11/15/18 *                                 1,764,220
     6,000,000    8.750%, 05/15/20 *                                 2,082,276
     7,500,000    6.875%, 08/15/25 *                                 1,907,378
                                                               ----------------
                                                                     8,108,969
                                                               ----------------


TOTAL U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY
(cost $36,170,652)                                                  36,171,239
                                                               ----------------


U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES: 31.8%

Federal Home Loan Mortgage Corp.: 8.5%
     1,306,361     Pool C01220
                  6.500%, 09/01/31                                   1,335,050
       810,225     Pool C01244
                  6.500%, 10/01/31                                     828,019
       204,351     Pool C01246
                  7.000%, 10/01/31                                     211,958
       897,740     Pool C01252
                  6.500%, 11/01/31                                     917,455
     1,056,767     Pool C01287
                  6.500%, 01/01/32                                   1,079,975
     2,267,151     Pool C90513
                  6.000%, 01/01/22                                   2,285,647
       918,910     Pool E01049
                  6.000%, 09/01/16                                     939,530
     2,006,053     Pool E01142
                  6.500%, 04/01/17                                   2,082,284


BUILDERS FIXED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS at June 30, 2002 (Continued) (Unaudited)
-------------------------------------------------------------------------------
  Principal
    Amount                                                          Value
---------------                                                  --------------

Federal Home Loan Mortgage Corp. (continued)
     $ 908,385     Pool E85540
                  6.500%, 09/01/16                                   $ 943,184
     4,890,257     Pool E88188
                  6.000%, 02/01/17                                   4,999,994
     1,500,001     Pool E89844
                  6.000%, 05/01/17                                   1,532,908
       506,275     Pool G01198
                  7.000%, 11/01/30                                     525,402
     1,880,334     Pool M80733
                  5.500%, 03/01/09                                   1,911,990
                                                                 --------------
                                                                    19,593,396
                                                                 --------------

Federal National Mortgage Association: 22.5%
       416,605     Pool 253398
                  8.000%, 08/01/30                                     442,549
       390,491     Pool 253436
                  7.500%, 09/01/30                                     410,136
       710,769     Pool 253437
                  8.000%, 09/01/30                                     755,032
       670,804     Pool 253481
                  8.000%, 10/01/30                                     712,579
     1,175,740     Pool 253516
                  8.000%, 11/01/30                                   1,248,959
       778,801     Pool 253546
                  7.500%, 12/01/30                                     817,982
     1,300,683     Pool 253547
                  8.000%, 12/01/30                                   1,381,683
       513,484     Pool 253643
                  7.500%, 02/01/31                                     539,317
       882,122     Pool 253672
                  7.000%, 03/01/31                                     914,855
       634,151     Pool 253673
                  7.500%, 03/01/31                                     666,054
     1,465,660     Pool 253711
                  7.000%, 04/01/31                                   1,520,025
       420,913     Pool 253712
                  7.500%, 04/01/31                                     442,093
     1,573,813     Pool 253795
                  7.000%, 05/01/31                                   1,632,190
        75,330     Pool 253796
                  7.500%, 04/01/31                                      79,120
     1,388,971     Pool 253842
                  7.000%, 06/01/31                                   1,440,492
       578,065     Pool 253889
                  6.500%, 07/01/31                                     590,437
       930,021     Pool 253895
                  7.000%, 08/01/31                                     964,518
     2,272,556     Pool 253907
                  7.000%, 07/01/31                                   2,356,852
       469,467     Pool 253949
                  6.500%, 09/01/31                                     476,656
     2,910,074     Pool 253950
                  7.000%, 09/01/31                                   3,018,017
       327,079     Pool 254007
                  6.500.%, 10/01/31                                    334,079
     2,182,889     Pool 254008
                  7.000%, 10/01/31                                   2,263,858

BUILDERS FIXED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS at June 30, 2002 (Continued) (Unaudited)
-------------------------------------------------------------------------------
  Principal
    Amount                                                          Value
---------------                                                  --------------

Federal National Mortgage Association (continued)
     $ 260,642     Pool 254050
                  6.500%, 11/01/31                                   $ 266,221
       801,609     Pool 254051
                   7.00%, 11/01/31                                     831,343
       887,000     Pool 254092
                  6.500%, 12/01/31                                     905,984
       201,654     Pool 254093
                  7.000%, 12/01/31                                     209,134
     1,033,770     Pool 254147
                  6.500%, 01/01/32                                   1,055,895
       645,763     Pool 254198
                  6.000%, 02/01/32                                     645,203
       128,367     Pool 254199
                  6.500%, 02/01/32                                     131,114
     1,317,196     Pool 254238
                  6.000%, 03/01/32                                   1,316,054
     2,246,898     Pool 254239
                  6.500%, 03/01/32                                   2,294,710
     1,636,060     Pool 254263
                  6.500%, 04/01/32                                   1,670,874
     2,020,290     Pool 254311
                  6.500%, 05/01/32                                   2,063,280
       717,342     Pool 254346
                  6.500%, 06/01/32                                     732,606
     4,036,498     Pool 254366
                  5.500%, 06/01/09                                   4,103,189
       991,726     Pool 254378
                  6.500%, 06/01/32                                   1,013,050
       514,433     Pool 496714
                  6.500%, 05/01/29                                     526,290
     1,917,448     Pool 504974
                  6.500%, 07/01/29                                   1,961,642
       617,591     Pool 506345
                  6.500%, 07/01/29                                     631,825
     1,067,113     Pool 510238
                  6.500%, 08/01/29                                   1,091,707
     1,536,829     Pool 510927
                  6.500%, 08/01/29                                   1,572,250
     1,084,922     Pool 511854
                  6.500%, 09/01/29                                   1,109,928
       651,916     Pool 512309
                  6.500%, 09/01/29                                     666,941
       931,729     Pool 512724
                  6.500%, 08/01/29                                     953,203
       910,861     Pool 515182
                  6.500%, 09/01/29                                     931,855
       597,663     Pool 516917
                  6.500%, 09/01/29                                     611,438
       258,904     Pool 519721
                  7.000%, 10/01/29                                     268,649
     1,089,190     Pool 523652
                  6.500%, 10/01/29                                   1,114,294
       395,318     Pool 534840
                  7.000%, 02/01/30                                     409,987
                                                                 --------------
                                                                    52,096,149
                                                                 --------------


BUILDERS FIXED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS at June 30, 2002 (Continued) (Unaudited)
-------------------------------------------------------------------------------
  Principal
    Amount                                                          Value
---------------                                                  --------------

General National Mortgage Association: 0.8%
   $ 1,832,327     Pool 581950
                  7.500%, 03/15/32                                 $ 1,935,681
                                                                 --------------


TOTAL U.S. GOVERNMENT AGENCY -  MORTGAGE BACKED SECURITIES
(cost $72,232,120)                                                  73,625,226
                                                                 --------------


ASSET BACKED SECURITIES: 17.3%
       500,000    American Express Master Trust
                              Series 1994-3 Class A
                  7.850%, 08/15/05                                     546,678
     3,750,000    Asset Securitization Corp.
                       Series 1995-MD4  Class A2
                  7.384%, 08/13/29 *                                 4,093,365
       713,208    Bear Stearns Commercial Mortgage Securities, Inc.
                       Series 1999-WF2  Class A1
                  6.800%, 09/15/08                                     758,839
     5,000,000    Bear Stearns Commercial Mortgage Securities, Inc.
                       Series 2000-WF1  Class A2
                  7.780%, 02/15/32 *                                 5,672,405
       948,092    Bear Stearns Commercial Mortgage Securities, Inc.
                       Series 2000-WF2  Class A1
                  7.110%, 10/15/32                                   1,022,108
     4,569,701    Chase Commercial Mortgage Securities Corp.
                             Series 2000-2 Class A1
                  7.543%, 07/15/32                                   4,973,813
       125,000    Chase Funding Mortgage Loan
                       Series 2002-1  Class 1A3
                       5.039%, 12/25/23                                127,220
     3,000,000    Citibank Credit Card Master Trust I
                              Series 1997-6 Class B
                       Zero Coupon Bond, 08/15/06*                   2,705,943
     3,000,000    Citibank Credit Card Master Trust I
                              Series 1999-7 Class B
                  6.900%, 11/15/06 *                                 3,207,924
     1,500,000    Comm Commercial Mortgage Securities
                       Series 2000-C1  Class A2
                  7.416%, 08/15/33                                   1,654,449
     1,025,000    Daimler Chrysler Auto Trust
                             Series 2000-C Class A4
                       6.850%, 11/06/05                              1,085,611
     2,000,000    Discover Card Master Trust I
                              Series 1998-7 Class A
                  5.600%, 05/16/06                                   2,079,002
     1,000,000    First Union-Lehman Brothers-Bank of America
                             Series 1998-C2 Class B
                  6.640%, 11/18/35 *                                 1,062,705
       885,563    Keycorp
                       Series 2000-C1  Class A1
                  7.617%, 05/17/32                                     967,141
     4,000,000    LB Commercial Conduit Mortgage Trust
                             Series 1999-C1 Class B
                  6.930%, 06/15/31                                   4,329,184
       949,940    LB-UBS Commercial Mortgage Trust
                       Series 2000-C3  Class A1
                  7.950%, 07/15/09                                   1,046,885


BUILDERS FIXED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS at June 30, 2002 (Continued) (Unaudited)
-------------------------------------------------------------------------------
  Principal
    Amount                                                          Value
---------------                                                  --------------

ASSET BACKED SECURITIES (continued)
   $ 4,000,000    MBNA Master Credit Card Trust
                              Series 1999-B Class B
                  6.200%, 08/15/11 *                               $ 4,180,576
       110,000    Residential Asset Seccurities Corp.
                       Series 2002-KS1  Class AI3
                  4.988%, 02/25/27                                     112,002
       340,000    Sears Credit Account Master Trust
                              Series 2000-1 Class A
                  7.250%, 11/15/07                                     355,416

TOTAL ASSET BACKED SECURITIES
                                                                 --------------
(cost $36,875,671)                                                  39,981,266
                                                                 --------------


CORPORATE BONDS: 32.7%

Bank: 3.7%
       550,000    Bank of America Corp.
                  4.750%, 10/15/06                                     552,950
       500,000    Bank of America Corp.
                  7.400%, 01/15/11                                     548,477
       600,000    Bank One Corp.
                  7.625%, 08/01/05                                     658,031
       550,000    Banque Paribas - NY
                  6.875%, 03/01/09                                     586,131
       105,000    Citigroup, Inc.
                  6.625%, 06/15/32                                     101,836
       375,000    Credit Suisse First Boston USA, Inc.
                  5.750%, 04/15/07                                     384,040
       250,000    Corp. Andina de Fomento
                  6.875%, 03/15/12                                     256,997
       300,000    European Investment Bank
                  4.625%, 03/01/07                                     301,858
       600,000    First Union National Bank
                  7.800%, 08/18/10                                     672,606
       550,000    Korea Development Bank
                  7.125%, 04/22/04                                     583,706
       825,000    JP Morgan Chase & Co.
                  5.350%, 03/01/07                                     836,090
       250,000    Keycorp
                  4.625%, 05/16/05                                     252,805
       250,000    Mellon Funding Corp.
                  4.875%, 06/15/07                                     251,868
       875,000    PNC Funding Corp.
                  5.750%, 08/01/06                                     902,716
       210,000    SunTrust Banks, Inc.
                  5.050%, 07/01/07                                     212,402
       550,000    U.S. Bank NA
                  6.375%, 08/01/11                                     572,416
       900,000    Wells Fargo & Co.
                  5.900%, 05/21/06                                     939,887
                                                                 --------------
                                                                     8,614,816
                                                                 --------------

BUILDERS FIXED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS at June 30, 2002 (Continued) (Unaudited)
-------------------------------------------------------------------------------
  Principal
    Amount                                                          Value
---------------                                                  --------------

Energy:1.3%
     $ 250,000    Amerada Hess Corp.
                  7.125%, 03/15/33                                   $ 249,028
       245,000    Anadarko Petroleum Corp.
                  5.375%, 03/01/07                                     248,605
       250,000    Conoco Funding Co.
                  6.350%, 10/15/11                                     259,645
       140,000    Devon Energy Corp.
                  7.950%, 04/15/32                                     151,046
       175,000    Husky Energy, Inc.
                  6.250%, 06/15/12                                     174,034
       500,000    Kerr-McGee Corp.
                  5.375%, 04/15/05                                     511,077
       230,000    Marathon Oil Corp.
                  6.125%, 03/15/12                                     229,305
       100,000    Noble Energy, Inc.
                  8.000%, 04/01/27                                     107,523
       125,000    Nexen, Inc.
                  7.875%, 03/15/32                                     127,665
       550,000    Phillips Petroleum Co.
                  8.500%, 05/25/05                                     615,139
       250,000    Valero Energy Corp.
                  6.125%, 04/15/07                                     258,450
                                                                 --------------
                                                                     2,931,517
                                                                 --------------

Finance:7.8%
       200,000    CIT Group Holdings
                  7.375%, 04/02/07                                     200,219
     1,500,000    Countrywide Home Loans, Inc.
                  5.500%, 08/01/06                                   1,534,666
     2,000,000    Ford Motor Credit Co.
                  6.625%, 06/30/03 *                                 2,053,328
       825,000    Ford Motor Credit Co.
                  6.500%, 01/25/07                                     826,558
       555,000    Ford Motor Credit Co.
                  7.375%, 02/01/11                                     563,040
       600,000    General Electric Capital Corp.
                  5.875%, 02/15/12                                     595,314
       400,000    General Electric Capital Corp.
                  6.000%, 06/15/12                                     398,841
       350,000    General Electric Capital Corp.
                  6.750%, 03/15/32                                     344,883
     1,000,000    General Motors Acceptance Corp.
                  5.800%, 03/12/03 *                                 1,021,655
     1,000,000    General Motors Acceptance Corp.
                  7.500%, 05/10/04 *                                 1,057,294
       815,000    General Motors Acceptance Corp.
                  6.750%, 01/15/06                                     846,802
       400,000    General Motors Acceptance Corp.
                  6.875%, 09/15/11                                     397,796
        55,000    General Motors Acceptance Corp.
                  8.000%, 11/01/31                                      56,412
     1,500,000    Goldman Sachs Group LP
                  6.625%, 12/01/04 *                                 1,592,091
       810,000    Household Finance Corp.
                  6.500%, 01/24/06                                     828,785


BUILDERS FIXED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS at June 30, 2002 (Continued) (Unaudited)
-------------------------------------------------------------------------------
  Principal
    Amount                                                          Value
---------------                                                  --------------

Finance (continued)
   $ 1,000,000    Lehman Brothers Holdings
                  6.250%, 05/15/06                                 $ 1,042,091
       150,000    Lincoln National Corp.
                  5.250%, 06/15/07                                     151,980
       600,000    Morgan Stanley Dean Witter & Co.
                  7.750%, 06/15/05                                     658,882
       200,000    Newcourt Credit Group, Inc.
                  6.875%, 02/16/05                                     192,460
       300,000    Pemex Master Trust
                  8.000%, 11/15/11                                     296,250
     2,000,000    Salomon Smith Barney Holdings
                  5.875%, 03/15/06                                   2,091,924
       375,000    Sears Roebuck Acceptance
                  7.000%, 06/01/32                                     360,321
       345,000    Sears Roebuck Acceptance
                  6.700%, 04/15/12                                     353,559
       110,000    St. Paul Cos., Inc.
                  5.750%, 03/15/07                                     110,829
       500,000    Verizon Global Funding Corp.
                  7.750%, 12/01/30                                     483,831
                                                                 --------------
                                                                    18,059,811
                                                                 --------------

Foods: 2.2%
       300,000    Campbell Soup Co.
                  5.500%, 03/15/07                                     308,403
       350,000    Coca-Cola Enterprises, Inc.
                  5.250%, 05/15/07                                     358,173
       250,000    Coors Brewing Co.
                  6.375%, 05/15/12                                     257,720
     2,100,000    General Mills, Inc.
                  6.000%, 02/15/12                                   2,083,983
       300,000    Heinz (H.J.) Co.
                  6.750%, 03/15/32                                     297,861
     1,000,000    Kellogg Co.
                  5.500%, 04/01/03                                   1,018,441
       500,000    Kraft Foods, Inc.
                  4.625%, 11/01/06                                     498,614
       200,000    Sysco International Co.
                  6.100%, 06/01/12                                     206,971
                                                                 --------------
                                                                     5,030,166
                                                                 --------------

Health Care: 0.4%
       275,000    Baxter International, Inc.
                  5.250%, 05/01/07                                     281,265
       325,000    Eli Lilly & Co.
                  6.000%, 03/15/12                                     336,196
       250,000    Tenet Healthcare Corp.
                  5.000%, 07/01/07                                     248,177
                                                                 --------------
                                                                       865,638
                                                                 --------------

Industrial: 3.7%
       200,000    Alcan, Inc.
                  6.450%, 03/15/11                                     209,666
       370,000    Alcoa, Inc.
                  7.375%, 08/01/10                                     411,803
       250,000    CRH America, Inc.
                  6.950%, 03/15/12                                     263,394

BUILDERS FIXED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS at June 30, 2002 (Continued) (Unaudited)
-------------------------------------------------------------------------------
  Principal
    Amount                                                          Value
---------------                                                  --------------

Industrial (continued)
     $ 250,000    Chevron Phillips Chemical Co. LLC
                  5.375%, 07/15/12                                   $ 249,354
       100,000    Cintas Corp.
                  5.125%, 06/01/07                                     101,249
       500,000    DaimlerChrysler NA Holding Corp.
                  7.750%, 06/15/05                                     537,599
       250,000    DaimlerChrysler NA Holding Corp.
                  8.500%, 01/18/31                                     277,172
       300,000    Ford Motor Holdings Co.
                  9.300%, 03/01/30                                     343,551
     2,000,000    International Paper Co.
                  8.000%, 07/08/03                                   2,097,484
       190,000    Masco Corp.
                  5.875%, 07/15/12                                     187,866
       700,000    MeadWestvaco Corp.
                  6.850%, 04/01/12                                     736,217
       185,000    Nexfor, Inc.
                  7.250%, 07/01/12                                     185,650
       250,000    Noranda, Inc.
                  7.250%, 07/15/12                                     249,199
       280,000    Praxair, Inc.
                  6.375%, 04/01/12                                     290,867
       205,000    Procter & Gamble Co.
                  4.750%, 06/15/07                                     207,109
     1,100,000    Rio Tinto Financial, Ltd.
                  5.750%, 07/03/06                                   1,145,577
       250,000    United Technologies Corp.
                  6.100%, 05/15/12                                     259,416
       200,000    Valspar Corp.
                  6.000%, 05/01/07                                     202,692
        55,000    Visteon Corp.
                  8.250%, 08/01/10                                      59,694
       125,000    Weyerhaeuser Co.
                  6.125%, 03/15/07                                     128,776
       200,000    Weyerhaeuser Co.
                  6.750%, 03/15/12                                     207,471
       125,000    Weyerhaeuser Co.
                  7.375%, 03/15/32                                     127,259
                                                                 --------------
                                                                     8,479,065
                                                                 --------------

Media:1.4%
       525,000    AOL Time Warner, Inc.
                  6.125%, 04/15/06                                     510,716
       375,000    AOL Time Warner, Inc.
                  7.625%, 04/15/31                                     329,227
       470,000    Gannett Co., Inc.
                  6.375%, 04/01/12                                     487,881
        50,000    Grupo Televisa S.A.
                  8.500%, 03/11/32                                      43,125
     1,100,000    Reed Elsevier Capital
                  6.125%, 08/01/06                                   1,149,637
       545,000    Viacom, Inc.
                  6.400%, 01/30/06                                     575,767
       150,000    Walt Disney Co.
                  6.375%, 03/01/12                                     153,049
                                                                 --------------
                                                                     3,249,402
                                                                 --------------

BUILDERS FIXED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS at June 30, 2002 (Continued) (Unaudited)
-------------------------------------------------------------------------------
  Principal
    Amount                                                          Value
---------------                                                  --------------

Real Estate Investment Trust:0.5%
     $ 270,000    CarrAmerica Realty Corp.
                  7.125%, 01/15/12                                   $ 281,550
       300,000    EOP Operating LP
                  7.000%, 07/15/11                                     315,689
        60,000    New Plan Excel Realty Trust
                  5.875%, 06/15/07                                      60,516
       250,000    United Dominion Realty Trust
                  6.500%, 06/15/09                                     250,292
       250,000    Vornado Realty Trust
                  6.625%, 06/15/07                                     248,868
                                                                 --------------
                                                                     1,156,915
                                                                 --------------

Retail:1.5%
       250,000    Costco Wholesale Corp.
                  5.500%, 03/15/07                                     258,065
       250,000    Kroger Co.
                  6.750%, 04/15/12                                     259,283
       225,000    Kroger Co.
                  6.200%, 06/15/12                                     224,415
       125,000    McDonald's Corp.
                  5.375%, 04/30/07                                     129,582
     1,100,000    Safeway, Inc.
                  3.625%, 11/05/03                                   1,107,298
       600,000    Target Corp.
                  5.400%, 10/01/08                                     609,643
       190,000    Target Corp.
                  5.375%, 06/15/09                                     190,178
       200,000    Wendy's International, Inc.
                  6.200%, 06/15/14                                     203,627
       450,000    Wal-Mart Stores, Inc.
                  7.550%, 02/15/30                                     518,884
                                                                 --------------
                                                                     3,500,975
                                                                 --------------

Technology:0.1%
       300,000    Science Applications International Corp.
                  6.250%, 07/01/12                                     295,515
                                                                 --------------


Transportation: 0.4%
       500,000    Union Pacific Corp.
                  7.600%, 05/01/05                                     543,982
       315,000    Union Pacific Corp.
                  6.625%, 02/01/29                                     306,320
                                                                 --------------
                                                                       850,302
                                                                 --------------

Utilities: 9.7%
        45,000    AmerenEnergy Generating Co.
                  7.950%, 06/01/32                                      47,093
       230,000    AT&T Corp.
                  6.500%, 11/15/06                                     202,620
       500,000    AT&T Corp.
                  6.000%, 03/15/09                                     395,615
       450,000    AT&T Wireless Services, Inc.
                  7.350%, 03/01/06                                     391,860
       500,000    AT&T Wireless Services, Inc.
                  7.8750%, 03/01/11                                    404,576


BUILDERS FIXED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS at June 30, 2002 (Continued) (Unaudited)
-------------------------------------------------------------------------------
  Principal
    Amount                                                          Value
---------------                                                  --------------

Utilities (continued)
      $ 50,000    Allegheny Energy Supply
                  8.250%, 04/15/12                                    $ 52,893
       225,000    Alltel Corp.
                  7.000%, 07/01/12                                     224,899
       500,000    Arizona Public Service Co.
                  6.500%, 03/01/12                                     513,468
       550,000    BellSouth Corp.
                  6.875%, 10/15/31                                     546,833
       700,000    British Telecom PLC
                  7.875%, 12/15/05                                     749,755
       550,000    Cingular Wireless
                  6.500%, 12/15/11                                     513,031
     1,000,000    Citizens Communications Co.
                  6.375%, 08/15/04                                     957,090
       550,000    Commonwealth Edison Co.
                  6.400%, 10/15/05                                     583,582
        65,000    Conectiv, Inc.
                  5.300%, 06/01/05                                      65,522
     2,000,000    Cox Communications, Inc.
                  6.500%, 11/15/02                                   2,005,922
       400,000    DTE Energy Co.
                  7.050%, 06/01/11                                     423,964
       600,000    Detroit Edison Co.
                  5.050%, 10/01/05                                     610,107
       550,000    Dominion Resources, Inc.
                  8.125%, 06/15/10                                     618,760
       250,000    Duke Energy Corp.
                  6.250%, 01/15/12                                     255,481
       600,000    Duke Energy Field Services LLC
                  7.500%, 08/16/05                                     638,578
       350,000    El Paso Corp.
                  7.000%, 05/15/11                                     335,609
        50,000    Energy East Corp.
                  6.750%, 06/15/12                                      51,437
       410,000    France Telecom
                  7.750%, 03/01/11                                     375,011
     2,000,000    K N Energy, Inc.
                  6.450%, 03/01/03                                   2,038,238
       600,000    MidAmerican Energy Co.
                  6.750%, 12/30/31                                     589,456
        80,000    Mohawk Industries, Inc.
                  6.500%, 04/15/07                                      83,775
       765,000    Niagara Mohawk Power Corp.
                  7.750%, 05/15/06                                     834,828
       500,000    Nipsco Capital Markets
                  7.390%, 04/01/04                                     506,311
     2,000,000    Nisource Finance Corp.
                  5.750%, 04/15/03                                   1,998,998
       135,000    Oncor Electric Delivery Co.
                  7.000%, 05/01/32                                     136,426
       575,000    Progress Energy, Inc.
                  6.750%, 03/01/06                                     604,703
       300,000    Progress Energy, Inc.
                  7.750%, 03/01/31                                     322,927

BUILDERS FIXED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS at June 30, 2002 (Continued) (Unaudited)
-------------------------------------------------------------------------------
  Principal
    Amount                                                          Value
---------------                                                  --------------

Utilities (Continued)
      $ 75,000    PSEG Power LLC
                  6.950%, 06/01/12                                    $ 75,554
       575,000    SBC Communications, Inc.
                  5.750%, 05/02/06                                     594,677
       500,000    South Carolina Electric & Gas
                  6.625%, 02/01/32                                     511,791
       560,000    Southern Co. Capital Funding, Inc.
                  5.300%, 02/01/07                                     568,719
       327,000    Sprint Corp.
                  9.250%, 04/15/22                                     311,734
       235,000    Telstra Corp. Ltd.
                  6.375%, 04/01/12                                     240,620
       525,000    Telus Corp.
                  8.000%, 06/01/11                                     437,010
     1,000,000    Verizon Wireless, Inc.
                  5.375%, 12/15/06                                     934,030
       535,000    Vodafone Group Plc
                  7.750%, 02/15/10                                     569,831
       225,000    Williams Holdings of Delaware
                  6.250%, 02/01/06                                     185,830
                                                                 --------------
                                                                    22,509,164
                                                                 --------------

TOTAL CORPORATE BONDS
(cost $75,023,957)                                                  75,543,286
                                                                 --------------


FOREIGN GOVERNMENT BOND: 1.3%

       220,000    Province of Nova Scotia
                  5.750%, 02/27/12                                     224,967
     1,000,000    Quebec, Province of
                  7.125%, 02/09/24                                   1,089,085
       300,000    Republic of Finland
                  4.750%, 03/06/07                                     306,155
       600,000    Republic of Italy
                  5.625%, 06/15/12                                     613,280
       215,000    Republic of Poland
                  6.250%, 07/03/12                                     215,000
       575,000    United Mexican States
                  7.500%, 01/14/12                                     569,106
                                                                 --------------

TOTAL FOREIGN GOVERNMENT BOND
(cost $2,973,578)                                                    3,017,593
                                                                 --------------


PROLOAN PIPELINE: 5.6%
When-Issued Commitments
           (cost $13,045,277)                                       12,914,560
                                                                 --------------

SHORT-TERM INVESTMENTS: 0.7%

Commercial Paper: 0.7%
     1,665,000    Safeway, Inc., 2.050%, 07/01/02                    1,665,000
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,665,000)                                                    1,665,000
                                                                 --------------

BUILDERS FIXED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS at June 30, 2002 (Continued) (Unaudited)
-------------------------------------------------------------------------------

                                                                    Value
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES                                  $ 242,918,170
(cost $237,986,255**): 105.1%

Liabilities in excess of Other Assets:  (5.1%)                     (11,703,001)
                                                                 --------------

NET ASSETS: 100.0%                                               $ 231,215,169
                                                                 ==============

*    Security segregated at custodian for "when-issued" commitments.
** At June 30, 2002, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation                                      $ 6,754,728
Gross unrealized depreciation                                       (1,822,813)
                                                                 --------------
      Net unrealized appreciation                                  $ 4,931,915
                                                                 ==============


See accompanying Notes to Financial Statements.


                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2002 (Unaudited)
-----------------------------------------------------------------------------

ASSETS
Investments in securities, at value (cost $237,986,255)         $242,918,170
Cash                                                               2,529,432
Receivables:
Interest                                                           2,437,285
Investment securities sold                                         6,620,979
Origination fees                                                      23,567
Deferred organization costs                                           10,315
Other assets                                                           7,613
                                                                ------------
Total assets                                                     254,547,361
                                                                -------------


LIABILITIES
Payables:
Investment securities purchased - when issued                     13,045,277
Securities purchased                                               9,026,345
Distribution to shareholders                                       1,064,711
Commitment Fee                                                        74,850
Due to advisors (Note 3)                                              63,693
Due to distribution coordinator (Note 3)                              21,887
Accrued expenses                                                      35,429
                                                                -------------
Total liabilities                                                 23,332,192
                                                                -------------

NET ASSETS                                                      $231,215,169
                                                                =============

Net asset value, offering and redemption price per share
($231,215,169/15,877,081 shares outstanding, unlimited
number of shares authorized without par value)                        $14.56
                                                                =============


COMPONENTS OF NET ASSETS
Paid-in capital                                                 $232,638,797
Accumulated net investment income                                        164
Accumulated net realized loss on investments                      (6,355,707)
Net unrealized appreciation on investments                         4,931,915
                                                                -------------
Net assets                                                      $231,215,169
                                                                =============

See accompanying Notes to Financial Statements.


                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2002 (Unaudited)
-----------------------------------------------------------------------------

INVESTMENT INCOME
Interest income                                                   $7,044,931
                                                                 ------------


Expenses
Subadvisory fees                                                     186,945
Management fees                                                      169,951
Distribution fees                                                    113,300
Administration fees                                                   44,254
Fund accounting fees                                                  33,397
Custody fees                                                          23,866
Professional fees                                                     18,996
Transfer agent fees                                                   10,024
Insurance expense                                                      9,067
Director fees                                                          8,356
Amortization of deferred organization costs                            8,275
Miscellaneous                                                          5,674
Registration expense                                                   3,157
                                                                 ------------
Total expenses                                                       635,262
Add: Expenses recouped (Note 3 )                                      23,565
                                                                 ------------
Net expenses                                                         658,827
                                                                 ------------
Net investment income                                              6,386,104
                                                                 ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                  (1,906,501)
Net unrealized appreciation on investments                         3,224,618
                                                                 ------------
Net realized and unrealized gain on investments                    1,318,117
                                                                 ------------
Net increase in net assets resulting from operations              $7,704,221
                                                                 ============



See accompanying Notes to Financial Statements.



                        BUILDERS FIXED INCOME FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------
                                                                 Six Months         Year Ended
                                                                    Ended          December 31,
                                                               June 30, 2002 #        2001
                                                               ---------------   ----------------
INCREASE  (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income                                              $6,386,104        $13,594,012
Net realized gain (loss) on investments                            (1,906,501)            65,741
Net unrealized appreciation on investments                          3,224,618            903,363
                                                               ---------------   ----------------
Net increase in net assets resulting from operations                7,704,221         14,563,116
                                                               ---------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                         (6,385,940)       (13,595,839)
                                                               ---------------   ----------------
Total distributions to shareholders                                (6,385,940)       (13,595,839)
                                                               ---------------   ----------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                           1,276,507         25,707,295
Net asset value of shares issued on reinvestment of distributions   4,823,871         11,604,848
Cost of shares redeemed                                            (6,066,446)       (26,571,354)
                                                               ---------------   ----------------
Net increase from capital share transactions                           33,932         10,740,789
                                                               ---------------   ----------------

Total increase in net assets                                        1,352,213         11,708,066

NET ASSETS
Beginning of period                                               229,862,956        218,154,890
                                                               ---------------   ----------------
End of period (including undistributed net
investment income of $164 and $0, respectively)                  $231,215,169       $229,862,956
                                                               ===============   ================

CHANGE IN SHARES
Shares sold                                                            89,324          1,782,081
Shares issued on reinvestment of distributions                        333,968            793,990
Shares redeemed                                                      (418,120)        (1,818,630)
                                                               ---------------   ----------------
Net increase                                                            5,172            757,441
                                                               ===============   ================



# Unaudited.



See accompanying Notes to Financial Statements.



                        Builders Fixed Income Fund, Inc.

Notes to financial statementS at June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

     Builders Fixed Income Fund, Inc. (the "Fund") was incorporated in the state of Maryland on June 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to January 29, 1999 the Fund was known as the Builders ProLoan Fund, Inc. Investment operations of the Fund began on October 31, 1997.

     The Fund's investment objective is to provide current income. Under normal circumstances, the Fund invests at least 65% of its total assets in investment grade fixed income securities, including at least 30% of its net assets in mortgage-backed securities that are issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") and secured by ProLoan mortgages on residential homes that are built by union labor ("ProLoan mortgage-backed securities"). The average credit rating of the Fund's entire portfolio is at least AA-/Aa3 as rated by S&P or Moody's, respectively, or the equivalent rating of another rating agency. Under normal circumstances, the Fund invests at least 65% of its total assets in fixed income securities rated at the time of purchase A-/A3 as ranked by S&P or Moody's, respectively, or, if unrated, determined to be of comparable quality by Principal Capital Income Investors LLC (the "Subadviser"). Its average effective duration is within 30% of the duration of the Lehman Aggregate Bond Index.

     The Fund invests in different types of fixed income securities, including corporate bonds, zero coupon bonds and debentures, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("government securities") and money market instruments. The Fund also may invest up to 65% of its net assets in mortgage-backed securities, collateralized mortgage obligations ("CMOs") and asset-backed securities.

     ProLoan program. The ProLoan program is a coordinated effort involving home builders, mortgage lenders and organized building trade unions. The Fund contracts with banks and other mortgage lenders to offer ProLoan mortgages to individuals whose homes are substantially union-built and newly constructed or substantially renovated. Capital Mortgage Management, Inc. (the "Manager"), coordinates with home builders and local building trade unions to ensure that residential homes are built using trained union labor and, thus, are eligible to be included in the ProLoan program. ProLoan home mortgages offer qualified borrowers the opportunity to lock in interest rates, typically for up to six months, to allow time for construction or renovation of the borrower's home. Borrowers pay the Fund a commitment fee to lock in the interest rate, which is refunded to the borrower at closing. This extended interest rate protection period is longer than the 45- to 60-day standard interest rate protection offered with respect to most ordinary home mortgages. The ProLoan program also allows borrowers to "float down" to a lower interest rate if interest rates decline after the borrower has locked in an interest rate on a ProLoan by paying a fee to the Fund. The ProLoan program currently is operating in the St. Louis, Missouri, Louisville, Kentucky, Milwaukee, Wisconsin and Southern Illinois metropolitan areas.

                        Builders Fixed Income Fund, Inc.

Notes to financial statementS at June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(a)  Investment Valuation

     Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued income, both of which approximate market value.

     ProLoan Mortgage Commitments. The Fund commits to acquire mortgage-backed securities secured by pools of ProLoans when such securities are issued, typically six months after the origination of the underlying ProLoans. This "pipeline" of mortgage commitments is valued at the price described below, provided that this price is considered by the Manager to equal no more than fair market value. The formula for determining this price is as follows: the Manager calculates the coupon rate nearest to, but not greater than, the coupon rate that is 0.625% below the weighted average coupon rate for all ProLoans in the pipeline. The Manager then subtracts the spread between the forward prices for three-and one-month FNMA mortgage-backed securities, each with the same coupon rate as calculated above, from the three-month FNMA forward price, minus an additional 0.125%. The Manager has determined that this price is equivalent to the forward price of a six-month FNMA mortgage-backed security. The Fund's commitments to acquire ProLoan mortgage-backed securities originated through the ProLoan program will not be considered to be illiquid so long as the Fund has a valid contractual agreement with a third party to purchase its mortgage commitments at the above-stated price, or the Manager determines, pursuant to the guidelines established by the Fund's Board of Directors, that an adequate trading market exists for these commitments.

     When-Issued  and  Forward  Commitments.  The Fund's  commitment  to acquire mortgage-backed securities originated through the ProLoan program constitute "when-issued" commitments. When the Fund agrees to acquire securities on a when-issued basis, its custodian will segregate cash or other liquid assets equal to or greater than the amount of the commitment. The value of the securities underlying the when-issued commitment, and any subsequent fluctuations in their value, will be taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to acquire until they are paid for and delivered on the settlement date. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of that party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund will make commitments to acquire securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In those cases, the Fund may realize a gain or loss. Under normal circumstances, the Fund does not intend to commit more than 33 1/3% of its total assets to these commitments.

     The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintains a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.


(b)  Organization Costs

     Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over five years. If any of the shares designated as the original shares of the Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption.


(c)  Federal Income and Excise Taxes

     The Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

     For federal income tax purposes, the Fund has a net capital loss carryforward of $4,447,111 which may be carried forward and used against future net capital gains as follows:

                               Expiring
                              ----------
                                  2007                 $   356,766
                                  2008                 $ 4,090,345

(d)  Distributions to Shareholders

     Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of distributions to shareholders determined annually in accordance with federal tax regulations which may differ from GAAP.

(e)  Other

     Investment transactions are accounted for on the trade date. The Fund uses the identified cost method for determining realized gain or loss on investments. Interest income is recognized on an accrual basis.


NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

(a)  Management Fee

     The Fund has an Investment Management Agreement with Capital Mortgage Management, Inc. (the "Manager"), to provide or oversee all administrative, investment advisory and portfolio management services to the Fund. Under the terms of this agreement, the Fund will pay the Manager an annual fee as follows: 0.15% of the first $300 million of the Fund's average daily net assets; and 0.13% of average daily net assets in excess of $300 million. The fee is accrued daily and payable monthly.

(b)  Subadviser Fee

     The Manager has entered into an Investment Subadvisory Agreement with Principal Capital Income Investors, LLC. At the direction of the Manager, the Fund will pay the Subadviser a monthly fee equal to an annual rate of 0.165% of its average daily net assets. Principal Capital Income Investors, LLC began serving as the Fund's Subadviser on June 1, 2000.

(c)  Administration Fee

     The Fund has entered into an Administration Agreement with U.S. Bancorp Fund Services, LLC (formerly Investment Company Administration, LLC) (the "Administrator") to supervise the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, arranging for the maintenance of books and record of the Fund, and supervising other organizations that provide services to the Fund. The Fund pays the Administrator an annual fee of $50,000 for average daily net assets up to $150 million and 0.05% for average daily net assets greater than $150 million, payable monthly.

     Quasar Distributors, LLC (the "Distributor") is an affiliate of the Administrator.


(d)  Distribution Coordinator and Distribution Plan

     Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted an Amended and Restated Distribution Plan (the "Plan"). Under the Plan, the Fund is authorized to pay Capital Mortgage Management, Inc., as Distribution Coordinator, effective November 1, 1999, an annual rate of 0.10% of the Fund's average daily net assets, payable monthly, to compensate the Distribution Coordinator for distribution and shareholder service activities. The Distribution Coordinator has agreed to limit the Fund's total operating expenses to 0.60% per annum of the Fund's average daily net assets through December 31, 2002. The Fund will reimburse the Distribution Coordinator for such expenses incurred in the previous three year period to the extent that the reimbursement does not cause the Fund's operating expenses to exceed the 0.60% expense limitation.

     As of June 30, 2002, there is no cumulative unreimbursed amount paid and/or waived by the Distribution Coordinator on behalf of the Fund.

     Additionally, the Plan authorizes the Distribution Coordinator to enter into agreements with service providers. Accordingly, during 2000, the Distribution Coordinator has entered into agreements with Principal Life Insurance Company (an affiliate of the Fund's subadviser, Principal Capital Income Investors, LLC) and Delaware Charter Guarantee & Trust Company, conducting business as Trustar Retirement Services, (collectively referred to as the "Service Providers") in which the Service Providers will provide certain distribution and shareholder services to certain plan sponsors and participants. At the direction of the Distribution Coordinator, the Fund's Administrator will pay the Service Providers a monthly fee equal to the average aggregate amount invested in each month in the Fund by plans whose plan participants receive services provided by the Service Providers at an annual rate of 0.10%.

(e)  Officers and Directors

     Certain officers and directors of the Fund are also officers and directors of the Manager, Distribution Coordinator and Administrator. "Independent directors", as defined by the 1940 Act, receive from the Fund as compensation an annual fee of $2,000 each and are reimbursed for any expenses incurred in attending meetings.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from the sale of securities, excluding short-term investments for the six months ended June 30, 2002, were as follows:


               Purchases                               $ 168,794,994
               Sales                                   $ 166,124,428


     NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

     As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                       Amounts
                                                  -------------------
Cost of investments for tax purposes                   $237,986,255
                                                  -------------------
Gross tax unrealized appreciation                         6,754,728
Gross tax unrealized depreciation                        (1,822,813)
                                                  -------------------

Net tax unrealized appreciation on investments            4,931,915
                                                  ===================

Undistributed ordinary income                                   164
Undistributed long-term loss                             (5,836,110)
                                                  -------------------

     The tax composition of dividends (other than return of capital dividends for the six months) was as follows:

                                             Net, long-term      Net, long-term
  Ordinary income   Ordinary income per    capital gains total    capital gains
       Total               share                                    per share
------------------ ----------------------- -------------------- ----------------
     $6,385,940            $0.40                   $0                 $0.00


                        BUILDERS FIXED INCOME FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

For a share outstanding throughout the period.

                                                                                                  October 31,
                                           Six Months                  Year Ended December 31,  1997* through
                                              Ended         -------------------------------------December 31,
                                           June 30, 2002 #  2001       2000      1999      1998^      1997^
                                           ------------------------------------------------------------------

Net asset value, beginning of period           $14.48      $14.43     $14.14    $15.14     $15.10     $15.00
                                           -----------    --------  --------- ---------  ---------  ---------

Income from investment operations:
   Net investment income                         0.40        0.91       0.91      0.83       0.80       0.14
   Net realized and unrealized gain (loss)
    on investments                               0.08        0.05       0.29     (0.91)      0.15       0.10
                                           -----------    --------  --------- ---------  ---------  ---------
      Total from investment operations           0.48        0.96       1.20     (0.08)      0.95       0.24
                                           -----------    --------  --------- ---------  ---------  ---------

Less distributions:
    From net investment income                  (0.40)      (0.91)     (0.91)    (0.83)     (0.80)     (0.14)
    From realized gain                              -           -          -     (0.09)     (0.11)         -
                                           -----------    --------  --------- ---------  ---------  ---------
      Total distributions                       (0.40)      (0.91)     (0.91)    (0.92)     (0.91)     (0.14)
                                           -----------    --------  --------- ---------  ---------  ---------

Net asset value, end of period                 $14.56      $14.48     $14.43    $14.14     $15.14     $15.10
                                           ===========    ========  ========= =========  =========  =========

Total return                                    3.39% +     6.79%      9.00%    (0.58%)     6.48%      1.58% +

Ratios/supplemental data:
Net assets at end of period (millions)         $231.2      $229.9     $218.2    $147.3     $132.8     $120.6

Ratio of expenses to average net assets:
  Before fees waived/expenses recouped          0.56% ++    0.57%      0.62%     0.65%      0.71%      0.63% ++
  After fees waived/expenses recouped           0.58% ++    0.60%      0.60%     0.60%      0.60%      0.58% ++

Ratio of net investment income to average net assets:
  Before fees waived/expenses recouped          5.66% ++    6.29%      6.47%     5.65%      5.25%      5.36% ++
  After fees waived/expenses recouped           5.64% ++    6.26%      6.49%     5.70%      5.36%      5.41% ++

Portfolio turnover rate                        65.07% +    81.93%     50.93%    91.01%     39.39%      1.29% +

-------------------------------------------

#    Unaudited.
*    Commencement of operation.
+    Not annualized.
++   Annualized.
^ The calculations are based on average number of shares outstanding for the period.

See accompanying Notes to Financial Statements.

                        Builders Fixed Income Fund, Inc.



DIRECTOR AND OFFICER INFORMATION
--------------------------------------------------------------------------------

                                                                                         Number of
                                                                                         Portfolios
                                            Term of                                      in Fund
                                            Office                                       Complex
                                            and                                          Overseen
                               Position(s)  Length of                                    by          Other
                               Held with    Time        Principal Occupation(s) During   Director    Directorships
Name, Address and Age          the Company  Served      Past Five Years                              Held by Directors
---------------------          -----------  ------      ---------------                  ---------    ------------------

John W. Stewart* (43)          Chairman,    Life Term;  President, Capital Mortgage          1       None
2190 Mason Road, Ste. 208      President,   4 years     Management, Inc. (July
St. Louis, MO 63131            Treasurer                1997-Present);
                               and                      Controller/System
                               Secretary                Administrator, Carpenters'
                                                        District Council of Greater
                                                        St. Louis (August 1988-July
                                                        1997)

Terry Nelson* (61)             Director     Life Term;  Executive Secretary and              1       United Way since
1401 Hampton Avenue                         4 years     Treasurer, Carpenters'                       1993
St. Louis, MO 63139                                     District Council of Greater
                                                        St. Louis (Aug. 1993-present);
                                                        Managing Trustee, Carpenters'
                                                        District Council of Greater
                                                        St. Louis pension fund, health
                                                        and welfare fund and vacation
                                                        fund (Aug. 1993-present);
                                                        Business Representative,
                                                        Carpenters' District Council
                                                        of Greater St. Louis
                                                        (1981-Aug. 1993)

Dennis F. Penkalski (59)       Independent  Life Term;  Retired (August,                     1       None
W 27558840 Hidden Lake Dr.     Director     1 year      2001-present); Former
Mukaonago, WI 53149                                     Executive Secretary, Treasurer
                            (1995 - 2001) Milwaukee &
                           Southern Wisconsin Regional
                              Council of Carpenters

Dan  Mulligan (52)             Independent  Life Term;  Member of United Brotherhood         1       None
1401 Hampton Avenue            Director     4 years     of Carpenters and Joiners of
St. Louis, MO 63139                                     America (1975-present);
                                                        Director of Organizing
                                                        for the Southern
                                                        Illinois District
                                                        Council (1987-present);
                                                        3rd Vice-President of
                                                        the 12th Congressional
                                                        District AFL-CIO
                                                        C.O.P.E. (1995-present);
                                                        Trustees of the Southern
                                                        Illinois Health and
                                                        Welfare Fund
                                                        (1998-present);
                                                        President of S.I.D.C.
                                                        Local 1997
                                                        (1985-present).

James D. Slebiska (57)         Independent  Life Term;  Fifth District General               1       Fifth District
4281 NE 38th Street            Director     3 years     Executive Board Member, United               General
Des Moines, IA  50317                                   Brotherhood of Carpenters                    Executive Board,
                                                        (Oct. 1969-present).                         United
                                                                                                     Brotherhood of
                                                                                                     Carpenters

Joseph A. Montanaro (63)       Independent  Life        Executive Director, Directed         1       None
3221 McKelvey, Suite 105       Director     Term; 4     Account Plan (formerly TWA
Bridgeton, MO 63044                         years       Pilots DAP 401(k)), (July 1993
                                                        - present) and Chairman of
                                                        Investment Committee (Oct.
                                                        1991 - July 1993); Co-Trustee,
                                                        TWA Flight Engineers Trust
                                                        Plan (1976 - Oct. 1991).
                                                        Builders Fixed Income Fund, Inc.



DIRECTOR AND OFFICER INFORMATION

--------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         Portfolios
                                            Term of                                      in Fund
                                            Office                                       Complex
                                            and                                          Overseen
                               Position(s)  Length of                                    by          Other
                               Held with    Time        Principal Occupation(s) During   Director    Directorships
Name, Address and Age          the Company  Served      Past Five Years                              Held by Directors
---------------------          -----------  ------      ---------------                  ---------   -----------------

Leonard Terbrock (68)          Independent  Life Term;  Retired (1993-present); Former       1       Catholic
5 Mary Rose                    Director     4 years     Executive Secretary and                      Charities since
Hazelwood, MO 63042                                     Treasurer, Carpenters'                       1992
                                                        District Council of Greater
                                                        St. Louis (1986-1993) and
                                                        Assistant Executive Secretary
                                                        and Treasurer (1981-1986);
                                                        Director, Catholic Charities
                                                        (1992-present); Director, St.
                                                        Louis Regional Commerce and
                                                        Growth Association
                                                        (1990-1993); Director, Sold on
                                                        St. Louis (1988-1993);
                                                        Committee Chairman, United Way
                                                        (1970-1993).

Douglas J. McCarron (51)       Independent  Life Term;  General President, United            1       Chairman,
101 Constitution Avenue,       Director     4 years     Brotherhood of Carpenters and                Carpenters
N.W. Washington, D.C.  20001                            Joiners of America (Nov.                     Southern
                                                        1995-present) and General                    California
                                                        Second Vice President                        Administrative
                                                        (1992-1995); President,                      Corporation;
                                                        Southern California Conference               Co-Chairman,
                                                        of Carpenters (1995-present)                 Carpenters Joint
                                                        and Secretary Treasurer                      Apprenticeship
                                                        (1987-1995); President and                   and Training
                                                        Chairman, 999 Office Builder                 Committee Fund
                                                        Corporation; Chairman,                       for Southern
                                                        Carpenters Health and Welfare                California;
                                                        Trust for Southern California;               Chairman,
                                                        Chairman, 13 County Carpenters               Carpenters
                                                        Vacation, Savings and Holiday                Pension Trust
                                                        plan; Co-Chairman, Carpenters'               for Southern
                                                        Trusts for Southern                          California;
                                                        California; President and                    Chairman,
                                                        Chairman, Inland Empire Hotel                Carpenters
                                                        Corporation, President, RPS                  National Health
                                                        Resort Corporation; President                and Welfare
                                                        and Chairman, Santa Nella                    Fund; Chairman,
                                                        Hotel Corporation; President,                Carpenter
                                                        THMI Motel Corporation.                      Canadian Local
                                                                                                     Unions and Councils
                                                                                                     Pension Fund and
                                                                                                     the General
                                                                                                     Officers and
                                                                                                     Representatives
                                                                                                     Pension Fund;
                                                                                                     Chairman, UBC
                                                                                                     Pension Fund,
                                                                                                     General Office
                                                                                                     Employees
                                                                                                     Retirement Plan,
                                                                                                     Retirees Health
                                                                                                     and Welfare
                                                                                                     Fund and
                                                                                                     Apprenticeship
                                                                                                     and Training
                                                                                                     Fund; Director,
                                                                                                     Works
                                                                                                     Partnership.


* An "interested person" of the Fund, as defined in the Investment Company of 1940.

--------------------------------------------------------------------------------

                                     Manager
                        CAPITAL MORTGAGE MANAGEMENT, INC.
                        2190 South Mason Road, Suite 208
                            St. Louis, Missouri 63131

                                   Subadviser
                     PRINCIPAL CAPITAL INCOME INVESTORS, LLC
                                801 Grand Avenue
                             Des Moines, Iowa 50392

                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                                 UMB BANK, N.A.
                               928 Grand Boulevard
                           Kansas City, Missouri 64106

                                 Transfer Agent
                           UNIFIED FUND SERVICES, INC.
                                  P.O. Box 6110
                           Indianapolis, IN 46206-6110
                                 (877) 923-5626

                                  Legal Counsel
                               THOMPSON COBURN LLP
                                One US Bank Plaza
                               St. Louis, MO 63101

                                    Auditors
                              DELOITTE & TOUCHE LLP
                           One City Centre, 22nd Floor
                               St. Louis, MO 63101

--------------------------------------------------------------------------------

This report is intended for the shareholders of the Builders Fixed Income Fund, Inc. and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.